Share-Based Compensation (Tables)	12 Months Ended
Sep. 30, 2013
Share-based Compensation [Abstract]
Schedule Of Stock Options Awarded Under The Option Plans
Information regarding stock options awarded under the option plans is as follows:

	FY2013		FY2012		FY2011
		Estimated		Estimated		Estimated
		Weighted		Weighted		Weighted
	Shares	Avg. Price	Shares	Avg. Price	Shares	Avg. Price
October 1,	125,816	$36.29	435,054	$35.58	761,931	$35.15
Granted	—	—	—	—	—	—
Exercised	(51,116)	$34.70	(100,872)	$14.98	(104,912)	$13.18
Cancelled	(7,350)	$37.30	(208,366)	$45.18	(221,965)	$44.67
September 30,	67,350	$37.39	125,816	$36.29	435,054	$35.58
At September 30,
Reserved for future grant	500,000		1,301,090		1,115,776
Exercisable	67,350	$37.39	125,149	$36.31	397,073	$35.42

Schedule Of Information Regarding Stock Options Outstanding
Summary information regarding stock options outstanding at September 30, 2013, is presented below:

	Options Outstanding
		Weighted-
		Average	Weighted
	Number	Remaining	Average
Range of	Outstanding at	Contractual	Exercise
Exercise Prices	Sept. 30, 2013	Life	Price
$32.55	2,000	1.3 years	$32.55
$37.54	65,350	.02 years	$37.54
	67,350	.06 years	$37.39

	Exercisable Options Outstanding
		Weighted
	Number	Average
Range of	Exercisable at	Exercise
Exercise Prices	Sept. 30, 2013	Price
$32.55	2,000	$32.55
$37.54	65,350	$37.54
	67,350	$37.39

Schedule Of Outstanding Restricted Share Awards
The following summary presents information regarding outstanding restricted share awards as of September 30, 2013, and changes during the period then ended:

		Weighted
	Shares	Avg. Price
Nonvested at October 1, 2012	404,448	$32.65
Granted	111,131	$38.76
Vested	(81,834)	$37.39
Cancelled	(8,500)	$34.48
Nonvested at September 30, 2013	425,245	$33.29